Unsecured Convertible Note (‘Atalaya Note’) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Outstanding payment	$ 2,027,840	$ 2,027,840
Fair value	10,167,194	$ 10,167,194
Percentage of principal amount		7.50%
Principal balance	8,434,605	$ 8,434,605	8,109,954	$ 8,109,954
Change in fair value	$ 1,732,589	$ 1,732,589
Convertible Note			17,422,132	$ 14,373,856
Percentage of bears interest	8.00%	8.00%
Percentage of discount		7.50%
Conversion price of per share (in Dollars per share)		$ 10
Price of per share (in Dollars per share)		$ 10
Unrestricted shares (in Shares)	164,000	164,000
Shares issued		$ 542,000
ACM Zoomcar Convert LLC [Member]
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Outstanding payment	$ 1,231,368	1,231,368
Unsecured promissory note	6,570,642	6,570,642
Unsecured Convertible Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Principal balance	632,596	632,596
Atalaya Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Fair value	10,167,194	$ 10,167,194
Percentage of principal amount		7.50%
Principal balance	7,802,009	$ 7,802,009
Percentage of amortization conversion price		25.00%
Conversion Floor [Member]
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Price of per share (in Dollars per share)		$ 0.25
The Atalaya Note Were Initially [Member]
Unsecured Convertible Note (‘Atalaya Note’) (Details) [Line Items]
Convertible Note	$ 8,434,605	$ 8,434,605